KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2023
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 129.8%
Equity Investments(1) — 128.7%
Midstream Company(2) — 56.3%
Aris Water Solutions, Inc.	140	$1,975
Enbridge Inc.(3)	336	12,590
Energy Transfer LP(4)	2,632	33,317
Energy Transfer LP — Series A Preferred Units(4)(5)	2,000	1,895
Enterprise Products Partners L.P.(4)	1,227	31,312
Enterprise Products Partners L.P. — Convertible Preferred Units(4)(6)(7)(8)	18	17,177
Magellan Midstream Partners, L.P.(4)	105	5,603
MPLX LP(4)	816	28,255
ONEOK, Inc.	161	10,529
Pembina Pipeline Corporation(3)	559	18,358
Plains All American Pipeline, L.P. — Series B Preferred Units(4)(9)	2,452	2,256
Plains GP Holdings, L.P.(10)	1,591	22,132
Plains GP Holdings, L.P. — Plains AAP, L.P.(6)(10)(11)	690	9,592
Targa Resources Corp.(12)	476	35,244
Western Midstream Partners, LP(4)	256	6,650
		236,885
Natural Gas & LNG Infrastructure Company(2)(13) — 31.4%
Cheniere Energy, Inc.	230	36,220
Cheniere Energy Partners, L.P.(4)	119	5,869
DT Midstream, Inc.	263	13,177
Kinder Morgan, Inc.	583	9,938
Streamline Innovations Holdings, Inc. — Series C Preferred Shares(6)(7)(14)(15)(16)	1,375	6,669
TC Energy Corporation(3)	413	16,449
The Williams Companies, Inc.	1,450	43,651
		131,973
Renewable Infrastructure Company(2)(13) — 23.6%
Atlantica Sustainable Infrastructure plc(3)	811	22,381
Brookfield Renewable Partners L.P.(3)(10)	670	17,506
Clearway Energy, Inc. — Class A	231	6,851
Clearway Energy, Inc. — Class C	161	5,054
Corporacion Acciona Energias Renovables, S.A.(3)	175	6,787
Enviva Inc.	154	6,714
Innergex Renewable Energy Inc.(3)	544	5,798
NextEra Energy Partners, LP	308	20,408
Northland Power Inc.(3)	308	7,477
		98,976

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2023
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Description	No. of Shares/Units	Value
Utility Company(2) — 17.4%
Algonquin Power & Utilities Corp. — Convertible Preferred Units(3)(13)(17)	49	$1,336
Duke Energy Corporation(13)	143	13,442
Eversource Energy	83	6,217
NextEra Energy, Inc.(13)	156	11,077
Sempra Energy(13)	131	19,645
The AES Corporation(13)	157	3,862
TransAlta Corporation(3)(13)	540	4,374
Xcel Energy Inc.(13)	206	13,301
		73,254
Total Equity Investments (Cost — $478,856)		541,088
Description	Interest Rate	Maturity Date	Principal Amount
Debt Investments — 1.1%
Midstream Company(2) — 1.0%
Energy Transfer LP(4)	5.30%	4/15/47	$250	211
EQM Midstream Partners, LP	6.50	7/15/48	4,750	3,538
Plains All American Pipeline, L.P.(4)	4.90	2/15/45	250	197
				3,946
Natural Gas & LNG Infrastructure Company(2)(13) — 0.1%
Kinder Morgan, Inc.	5.55	6/1/45	206	186
The Williams Companies, Inc.	5.10	9/15/45	250	219
				405
Total Debt Investments (Cost — $5,440)				4,351
Total Long-Term Investments (Cost — $484,296)				545,439

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2023
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Liabilities	Strike Price	Expiration Date	No. of Contracts	Notional Amount(18)	Value
Call Option Contracts Written(16)
Midstream Company(2)
Targa Resources Corp. (Premiums Received — $20)	$82.50	4/21/23	200	$1,482	$(14)

Debt					(85,091)
Mandatory Redeemable Preferred Stock at Liquidation Value					(41,491)
Other Assets in Excess of Other Liabilities					1,521
Net Assets Applicable to Common Stockholders					$420,364

____________

(1)    Unless otherwise noted, equity investments are common units/common shares.

(2)    Refer to the Glossary of Key Terms for definitions.

(3)    Foreign security.

(4)    Securities are treated as a qualified publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as qualified publicly-traded partnerships. It is the Fund’s intention to be treated as a RIC for tax purposes. As of February 28, 2023, the Fund had 24.2% of its total assets invested in qualified publicly-traded partnerships.

(5)    Energy Transfer LP (“ET”) Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (“ET Series A Units”). ET Series A Units have a liquidation preference of $1,000 per unit and pay a quarterly distribution at a rate equal to the three-month LIBOR plus a spread of 4.028%. ET Series A Units are redeemable anytime at a redemption price of $1,000 per ET Series A Unit plus accumulated and unpaid distributions. As of February 28, 2023, the distribution rate was 8.892%.

(6)    The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2023, the aggregate value of restricted securities held by the Fund was $33,438 (6.1% of total assets), which included $9,592 of Level 2 securities and $23,846 of Level 3 securities. See Note 7 — Restricted Securities.

(7)    Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(8)    Enterprise Products Partners L.P. (“EPD”) Series A Cumulative Convertible Preferred Units (“EPD Convertible Preferred Units”) are senior to the common units in terms of liquidation preference and priority of distributions, and pay a distribution of 7.25% per annum. The EPD Convertible Preferred Units are convertible into EPD common units at any time after September 29, 2025 at the liquidation preference amount divided by 92.5% of the 5-day volume weighted average price of EPD’s common units at such time.

(9)    Plains All American Pipeline, L.P. (“PAA”) Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (“PAA Series B Units”). PAA Series B Units have a liquidation preference of $1,000 per unit and pay a quarterly distribution at a rate equal to the three-month LIBOR plus a spread of 4.110%. PAA Series B Units are redeemable anytime at a redemption price of $1,000 per PAA Series B Unit plus accumulated and unpaid distributions. As of February 28, 2023, the distribution rate was 8.974%.

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2023
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(10)  This company is structured like an MLP, but is not treated as a qualified publicly-traded partnership for RIC qualification purposes.

(11)  The Fund’s ownership of Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or PAA units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2023, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price. See Note 7 — Restricted Securities.

(12)  Security or a portion thereof is segregated as collateral on option contracts written.

(13)  For purposes of the Fund’s investment policies, it considers NextGen Companies to be Energy Companies and Infrastructure Companies that are meaningfully participating in, or benefitting from, the Energy Transition. For these purposes, the Fund includes Natural Gas & LNG Infrastructure Companies, Renewable Infrastructure Companies and certain Utility Companies as NextGen Companies.

(14)  The Fund believes that it is an affiliate of Streamline Innovations Holdings, Inc. (“Streamline”). See Note 5 — Agreements and Affiliations.

(15)  Streamline is a privately-held company. Streamline Series C Preferred Shares are convertible into common equity at any time at the Fund’s option and are senior to common equity and Series A and Series B preferred shares in terms of liquidation preference and priority of distributions. Streamline Series C Preferred Shares are entitled to receive a quarterly dividend beginning on March 31, 2025, at an annual rate of 12.0%, which rate shall increase 2.0% each year thereafter to a maximum rate of 18.0%. Streamline Series C Preferred Shares are redeemable by Streamline at any time after March 31, 2025, at a price sufficient for the Fund to achieve a 20.0% internal rate of return on its investment.

(16)  Security is non-income producing.

(17)  Algonquin Power & Utilities Corp. Convertible Preferred Units (“AQNU”) consist of a 1/20, or 5%, undivided beneficial interest in a $1,000 principal amount remarketable senior note of Algonquin Power & Utilities Corp. (“AQN”) due June 15, 2026, and a contract to purchase AQN common shares on June 15, 2024 based on a reference price determined by the volume-weighted average AQN common share price over the preceding 20 day trading period. AQNU pays quarterly distributions at a rate of 7.75% per annum.

(18)  The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of February 28, 2023.

At February 28, 2023, the Fund’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	79.3%
Canada	15.4%
Europe/U.K.	5.3%

See accompanying notes to financial statements.